CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Funds, Inc. (1933 Act File No. 2-21867; 1940 Act File No. 811-2552) ("Registrant") hereby certifies (a) that the respective forms of Prospectus used for Waddell & Reed Advisors Bond Fund of Registrant and of the Statement of Additional Information used with respect to Registrant do not differ from such Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 129 ("Amendment No. 129") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 129 was filed electronically.


                              WADDELL & REED ADVISORS
                              FUNDS, INC.


Dated: January 3, 2002        By:  /s/Kristen A. Richards
                              ---------------------------
                              Kristen A. Richards
                              Vice President, Secretary and
                                Associate General Counsel